Financial structure and financial costs - Current financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial structure, financial costs and financial instruments
Current financial debt	$ 8,846	$ 11,305	$ 8,710
Current lease obligations	1,390	1,207	1,202
Current portion of non-current financial debt	4,799	4,588	4,907
Current borrowings (note 14)	15,035	17,099	14,819
Other current financial liabilities (note 14)	372	203	487
Current financial assets (note 14)	(12,315)	(4,630)	(3,992)
NET CURRENT BORROWINGS	3,092	12,672	11,314
Current deposits beyond three months
Financial structure, financial costs and financial instruments
Current financial assets (note 14)	(11,868)	(4,436)	(3,611)
Non-traded marketable securities
Financial structure, financial costs and financial instruments
Current financial assets (note 14)	(195)		(114)
Financial receivables on sub-lease
Financial structure, financial costs and financial instruments
Current financial assets (note 14)	(132)	(111)	(145)
Current portion of hedging instruments of debt
Financial structure, financial costs and financial instruments
Other current financial liabilities (note 14)	316	104	424
Current financial assets (note 14)	(42)	(18)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
Other current financial liabilities (note 14)	56	99	63
Current financial assets (note 14)	$ (78)	$ (65)	$ (122)